Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Trade Receivables, Net
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$79,636,748	$77,055,280	$2,576,238
Less: Allowance for impairment loss	155,389	136,497	4,564
	79,481,359	76,918,783	2,571,674
At FVTOCI	—	2,029,690	67,860

	$79,481,359	$78,948,473	$2,639,534

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2018

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%~10%	0%~50%	1%~100%	0%~100%	—

Gross carrying amount	$71,819,583	$6,537,819	$778,799	$405,707	$94,840	$79,636,748
Loss allowance (Lifetime ECLs)	(7,119)	(4,463)	(14,949)	(40,080)	(88,778)	(155,389)

	$71,812,464	$6,533,356	$763,850	$365,627	$6,062	$79,481,359

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%~10%	1%~70%	1%~100%	50%~100%	—

Gross carrying amount	$70,042,018	$6,111,309	$695,384	$153,458	$53,111	$77,055,280
Loss allowance (Lifetime ECLs)	(12,379)	(841)	(26,587)	(53,629)	(43,061)	(136,497)

	$70,029,639	$6,110,468	$668,797	$99,829	$10,050	$76,918,783

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%~10%	1%~70%	1%~100%	50%~100%	—

Gross carrying amount	$2,341,759	$204,323	$23,249	$5,131	$1,776	$2,576,238
Loss allowance (Lifetime ECLs)	(414)	(28)	(889)	(1,793)	(1,440)	(4,564)

	$2,341,345	$204,295	$22,360	$3,338	$336	$2,571,674

Summary of Movements of Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables for the years ended December 31, 2018 and 2019 were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Balance at January 1	$64,901	$155,389	$5,195
Net remeasurement of loss allowance	150,128	(38,277)	(1,280)
Reclassification to loss allowance of other receivables	—	(5,877)	(196)
Acquisition through business combinations	3,482	25,553	855
Amounts written off	(60,109)	—	—
Effects of foreign currency exchange differences	(3,013)	(291)	(10)

Balance at December 31	$155,389	$136,497	$4,564

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	-	0%	1%	-	-

Gross carrying amount	$2,029,324	$-	$207	$160	$-	$2,029,691
Loss allowance (Lifetime ECLs)	-	-	-	(1)	-	(1)

	$2,029,324	$-	$207	$159	$-	$2,029,690

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	-	0%	1%	-	-

Gross carrying amount	$67,848	$-	$7	$5	$-	$67,860
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$67,848	$-	$7	$5	$-	$67,860

Disclosure of transferred financial assets that are not derecognised in their entirety
The followings were the Group’s outstanding trade receivables transferred but not yet due as of December 31, 2019:

Counterparties	Receivables Factoring Proceeds	Reclassified to Other Receivables	Advances Received- Unused	Advances Received- Used	Interest Rates on Advances Received
	NT$	NT$	NT$	NT$

First Commercial Bank	$7,567	$-	$-	$7,567	2.2%

Counterparties	Receivables Factoring Proceeds	Reclassified to Other Receivables	Advances Received- Unused	Advances Received- Used	Interest Rates on Advances Received
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

First Commercial Bank	$253	$-	$-	$253	2.2%

Trade receivables [member]
Statement [LineItems]
Summary of Movements of Loss Allowance of Trade Receivables
Movement of the allowance for doubtful trade receivables for the year ended December 31, 2017 was as follows:

	Impaired Individually	Impaired Collectively	Total
	NT$	NT$

Balance at January 1, 2017	$16,453	$37,256	$53,709
Impairment losses recognized	9,527	4,102	13,629
Amounts written off	—	(34)	(34)
Effect of foreign currency exchange differences	(850)	(1,553)	(2,403)

Balance at December 31, 2017	$25,130	$39,771	$64,901